Income Taxes	9 Months Ended
Sep. 30, 2019
Text block [abstract]
Income Taxes
Note 20. Income Taxes
20.1 Recoverable taxes
Recoverable taxes are mainly integrated by higher provisional payments of income tax during 2019 in comparison to prior year, which will be compensated in future years.
The operations in Guatemala, Panama, Nicaragua and Colombia are subject to a minimum tax, which is based primary on a percentage of assets and gross margin, except in the case of Panama and Nicaragua any payments are recoverable in future years, under certain conditions.
20.1.1 Exclusion of the State VAT (ICMS) on the Social Contribution on gross revenue (PIS / COFINS) calculate basis
On March 15, 2017 the Brazilian Federal Supreme Court (STF) ruled that the inclusion of the state VAT (ICMS) on the social contributions on gross revenue (PIS and COFINS) taxable basis is unconstitutional,subsequently the General Attorney of the National Treasury in Brazil filled a motion to clarify the effects of this decision, such motions were claimed by the Company through the filing of several legal actions covering different periods for which the PIS COFINS was paid on the aforementioned unconstitutional taxable basis. The net favorable effects of each case are to be recorded at the time all formalities and legal procedures are finalized and the asset become virtually certain.
During August 2019, the Company received favorable decisions on some legal actions and recoverable taxes were recorded with an impact in other income.
20.2 Tax Refor
m
Since 2016, the Brazilian federal production and sales tax rates have being modified. However, the Supreme Court decided in early 2017 that the value-added tax will not be used as the basis for calculating the federal sales tax, which resulted in a reduction of the federal sales tax. Notwithstanding the above, the tax authorities appealed the Supreme Court’s decision and are still waiting for a final resolution. Up to the third quarter of 2019, the federal production and sales taxes together resulted in an average of 16.4% (2018 – 16.5%) tax over net sales
.
In addition, the excise tax on concentrate in Brazil was reduced from 20.0% to 4.0% from September 1, 2018 to December 31, 2018. Temporarily the excise tax rate on concentrate increased from 4.0% to 12.0% from January 1, 2019 to June 30, 2019, then it was reduced to 8.0% from July 1, 2019 to September 30, 2019, and increased to 10.0% from October 1, 2019 to December 31, 2019. On January 1, 2020 the excise tax rate will be reduced back to 4.0%.
On January 1, 2017, a general tax reform in Colombia reduced the income tax rate from 35.0% to 34.0% for 2017 and then to 33.0% for the following years. In addition, for entities located outside the free trade zone, this reform imposed an extra income tax rate of 6.0% for 2017 and 4.0% for 2018.
For taxpayers located in the free trade zone, the special income tax rate increased from 15.0% to 20.0% for 2017. Additionally, the reform eliminated the temporary tax on net equity, the supplementary income tax at a rate of 9.0% as contributions to social programs and the temporary contribution to social programs at a rate of 5.0%, 6.0%, 8.0% and 9.0% for the years 2015, 2016, 2017 and 2018, respectively
.
On January 1, 2019, a new tax reform became effective in Colombia. This reform reduced the income tax rate from 33.0% to 32.0% for 2020, to 31.0% for 2021 and to 30.0% for 2022. The minimum assumed income tax (renta presuntiva sobre el patrimonio) was also reduced from 3.5% to 1.5% for 2019 and 2020, and to 0% for 2021. In addition, the thin capitalization ratio was adjusted from 3:1 to 2:1 for operations with related parties only. As of January 1, 2019, the value-added tax will be calculated at each sale instead of applied only to the first sale (being able to transfer the value-added tax throughout the entire supply chain). For the companies located in the free trade zone, the value-added tax will be calculated based on the cost of production instead of the cost of the imported raw materials (therefore, we will be able to credit the value added-tax
on goods and services against the value
added-tax
on the sales price of our products). The municipality sales tax w as
 be 50.0% credited against payable income tax for 2019 and 100.0% credited for 2020. Finally, the value-added tax paid on acquired fixed assets will be credited against income tax or the minimum assumed income tax.
The Tax Reform increases the dividend tax on distributions to foreign nonresident’s entities and individuals from 5% to 7.5%. In addition, the tax reform establishes a 7.5% dividend tax on distributions between Colombian companies. The tax will be charged only on the first distribution of dividends between Colombian entities, and may be credited against the dividend tax due once the ultimate Colombian company makes a distribution to its shareholders nonresident shareholders (individuals or entities) or to Colombian individual residents.
On January 1, 2018, a tax reform became effective in Argentina. This reform reduced the income tax rate from 35.0% to 30.0% for 2018 and 2019, and then to 25.0% for the following years. In addition, such reform imposed a new tax on dividends paid to non-resident
stockholders and resident individuals at a rate of 7.0% for 2018 and 2019, and then to 13.0% for the following years. For sales taxes in the province of Buenos Aires, the tax rate decreased from 1.75% to 1.5% in 2018; however, in the City of Buenos Aires, the tax rate increased from 1.0% to 2.0% in 2018, and w as
 be reduced to 1.5% in 2019,
 and

to
1.0% in 2020, 0.5% in 2021 and 0.0% in 2022.
On January 1, 2019, the Mexican government eliminated the right to offset any tax credit against any payable tax (general offset or compensación universal). As of such date, the right to offset any tax credit will be against taxes of the same nature and payable by the same person (not being able to offset tax credits against taxes payable by third parties).
On January 1, 2019 a tax reform became effective in Costa Rica. This reform will allow that the tax on sales not only be applied to the first sale, but to be applied and transferred at each sale; therefore, the tax credits on tax on sales will be recorded not only on goods related to production and on administrative services, but on a greater number of goods and services. Value-added tax on services provided within Costa Rica will be charged at a rate of 13.0% if provided by local suppliers, or withheld at the same rate if provided by foreigner suppliers. Although a territorial principle is still applicable in Costa Rica for operations abroad, a tax rate of 15.0% has been imposed on capital gains from the sale of assets located in Costa Rica. New income tax withholding rates were imposed on salaries and compensations of employees, at the rates of
25.0
% and
20.0
% (which will be applicable depending on the employee’s salary). Finally, the thin capitalization rules were adjusted to provide that the interest expenses (generated with non-members
of the financial system) that exceed 20.0% of the company’s EBITDA will not be deductible for tax purposes.
For the nine-month period ended
Septembe
r
 30, 2019 and 2018, the major components of income tax expense are:

	September 30, 2019		September 30, 2018
Current tax expense	Ps.	4,448	Ps.	3,536
Deferred tax expense:		(495)		237

	Ps.	3,953	Ps.	3,773